Inventories	12 Months Ended
Dec. 31, 2023
Inventories
Inventories

5. Inventories

Inventories consist of the following:

	As of December 31,
	2022	2023
	RMB	RMB
Products	942,926	1,042,131
Packing materials and others	71	2,985
Inventories	942,997	1,045,116

Inventories write-downs of RMB 89,516, RMB 161,596 and RMB 152,904 were recorded in cost of products in the consolidated statements of operations for the years ended December 31, 2021, 2022 and 2023, respectively.